Acquision (Purchase Consideration) (Details) $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jul. 01, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Fair value assigned to net assets:
Goodwill	$ 5,805	$ 6,213		$ 264
TECO Energy Inc [Member]
Multiple Foreign Currency Exchange Rates [Abstract]
Foreign Currency Exchange Rate, Translation			1.3009
Purchase Consideration			$ 8,447
Fair value assigned to net assets:
Current Assets			619
Regulatory assets (including current portion)			624
Property, plant and equipment, net			10,023
Other long-term assets			71
Current libabilities			(747)
Assumed long-term debt (including current portion)			(5,409)
Regulatory liabilities (including current portion)			(1,117)
Deferred Income Taxes			(800)
Pension and post-retirement liabilities (including current portion)			(480)
Other long-term liabilities			(146)
Net: Less Cash And Cash Equivalents			2,638
Cash and cash equivalents			38
Fair value of net assets acquired			2,676
Goodwill			5,771
Business Combination, Acquired Receivables [Abstract]
Fair Value, Acounts Receiveable			334
Gross Contractual Amount			337
Estimated Uncollectible			(3)
Tampa Electric Division [Member]
Fair value assigned to net assets:
Goodwill			4,552
Peoples Gas System Division [Member]
Fair value assigned to net assets:
Goodwill			744
New Mexico Gas Company [Member]
Fair value assigned to net assets:
Goodwill			$ 475